COMMITMENTS AND CONTINGENCIES (Details 2) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Convertible Promissory Notes
Potentially dilutive securities	6,750,885,442	3,787,362,740
Stock Options Member
Potentially dilutive securities		129,116,666
Total Services Revenues
Potentially dilutive securities	46,227,529,620	19,890,294,603
Series A Preferred Stock
Potentially dilutive securities	28,788,595,385	12,610,847,082
Series B Preferred Stock
Potentially dilutive securities	2,588,693	2,588,693
Series D Preferred Stock
Potentially dilutive securities	235,601,010	74,998,392
Series E Preferred Stock
Potentially dilutive securities	10,320,742,424	3,285,381,029
Stock Options and Warrants
Potentially dilutive securities	129,116,666